Felicitas Private Markets Fund

AMENDED AND RESTATED
BY-LAWS

       These Amended and Restated By-
laws (the "By-laws") of the Felicitas Private
Markets Fund (the "Trust"), a Delaware
statutory trust, are subject to the Trust's
Agreement and Declaration of Trust dated
November 17, 2022, as from time to time
amended, supplemented or restated (the
"Trust Instrument"). Capitalized terms used herein which are defined in the Trust
Instrument are used as therein defined.

ARTICLE I

OFFICES

       Section 1.1 Delaware Office. The
registered office of the Trust in Delaware and the name and address of its resident agent for service of process shall be as set forth in the Certificate of Trust of the Trust, as filed with the Secretary of State of Delaware on November 17, 2022, and as may be amended and restated from time to time.

       Section 1.2 Principal Office. The
principal office of the Trust shall be located in such location as the Trustees may from time to time determine. The Trust may establish and maintain such other offices and places of business as the Trustees may from time to time determine.

ARTICLE II

OFFICERS AND THEIR ELECTION

       Section 2.1 Officers. The officers
of the Trust shall be a President, a Treasurer, a Secretary, a Chief Compliance Officer and such other officers as the Trustees may from time to time elect. It shall not be necessary for any Trustee or other officer to be a holder of Shares in the Trust.

       Section 2.2 Election of Officers.
Two or more offices may be held by a single person. Subject to the provisions of Section
2.3 hereof, the officers shall hold office until their successors are chosen and qualified and serve at the pleasure of the Trustees.

       Section 2.3 Resignations. Any
officer of the Trust may resign by filing a written resignation with the President, the Secretary or the Trustees, which resignation shall take effect on being so filed or at such later time as may be therein specified.

ARTICLE III

POWERS AND DUTIES OF OFFICERS
AND TRUSTEES

       Section 3.1 Chief Executive
Officer. Unless the Trustees have
designated the Chairman as the chief
executive officer of the Trust, the President shall be the chief executive officer of the Trust and shall preside at all meetings of the Shareholders.

       Section 3.2 Treasurer. The
Treasurer shall be the principal financial and accounting officer of the Trust. He shall deliver all funds and securities of the Trust which may come into his hands to such company as the Trustees shall employ as Custodian in accordance with the Trust
Instrument and applicable provisions of law.
He shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in Trust records, and he shall furnish such other reports regarding the business and condition of the Trust as the Trustees may from time to time require. The Treasurer shall perform such additional duties as the Trustees or the Chief
Executive Officer may from time to time
designate.

       Section 3.3 Secretary. The
Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. He shall have the custody of the seal of the Trust. The
Secretary shall perform such additional
duties as the Trustees or the Chief Executive
Officer may from time to time designate.

       Section 3.4 Chief Compliance
Officer. The Chief Compliance Officer
("CCO") of the Trust shall be responsible for administering the Trust's policies and procedures adopted pursuant to Rule 38a-
1(a) under the Investment Company Act of
1940, or any successor provision thereto.
The CCO shall have such other powers and duties as from time to time may be conferred upon or assigned to the CCO by the Trustees.

       Section 3.5 Additional Officers.
The Trustees from time to time may appoint such other officers or agents as they may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine.

       Section 3.6 Removal. Any officer
may be removed from office at any time by the Trustees.

       Section 3.7 Remuneration. The
salaries or other compensation, if any, of the officers of the Trust shall be fixed from time to time by resolution of the Trustees.

ARTICLE IV

SHAREHOLDERS' MEETINGS

       Section 4.1 Notices. Notices of any
meeting of the Shareholders shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least seven
(7) days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholders' meeting to another time or place need not be given, if such time and place are announced at the meeting or reasonable notice is given to persons present at the meeting.

       Section 4.2 Voting-Proxies.
Subject to the provisions of the Trust
Instrument, Shareholders entitled to vote may vote either in person or by proxy, provided that either (i) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than eleven (11) months before the meeting, unless the instrument specifically provides for a longer period or (ii) an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act, which authorization is received not more than eleven (11) months before the meeting.
Proxies shall be delivered to the Secretary of the Trust or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. If any Shareholder is a minor or a person of unsound mind, and subject to guardianship or to the legal control of another person as regards the control or management of such Shareholder's shares, such Shareholder's shares may be voted by such guardian or such other person appointed or having control, and such vote may be given in person or by proxy. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein or in the Trust Instrument, all matters relating to the giving, voting or validity of proxies shall be governed by the General
Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a
Delaware corporation.

       Section 4.3 Broker Non-Votes. At
any meeting of Shareholders, the Trust will consider broker non-votes as present for purposes of determining whether a quorum is present at the meeting. Broker non-votes will not count as votes cast.

       Section 4.4 Place of Meeting. All
meetings of the Shareholders shall be held at such places as the Trustees may designate.
In the absence of any such designation,
Shareholders' meetings shall be held at the principal office of the Trust at the time of such meetings. Notwithstanding the foregoing, if either the President or Secretary of the Trust, or in the absence or unavailability of the President and the Secretary, any officer of the Trust, determines that the date, time or place designated for a meeting or adjourned meeting of Shareholders is not reasonably practicable or available as a result of (a) fire, flood, elements of nature, or other acts of god, (b) acts of terrorism, (c) outbreak or escalation of hostilities, war, riots or civil disorders or (d) other similar events, such officer may, without further notice to Shareholders, designate such other date, time or place for such meeting or adjourned meeting as such officer shall, in his or her sole discretion, determine.

       Section 4.5 Conduct of Meetings
of Shareholders. The meetings of
Shareholders shall be presided over by the President, or if he or she is not present, by the Chairman, or if he or she is not present, by any Vice President, unless there is a Senior Vice President, or if none of them is present, then any officer of the Trust appointed by the President to act on his or her behalf shall preside over such meetings.
The Secretary, if present, shall act as a Secretary of such meetings, or if he or she is not present or is otherwise presiding over the meeting in another capacity, an Assistant
Secretary, if any, shall so act. If neither the Secretary nor the Assistant Secretary is present or, if present, the Secretary is otherwise presiding over the meeting in another capacity, then any such person appointed by the Secretary to act on his or her behalf shall act as Secretary of such meetings.

ARTICLE V

SHARES OF BENEFICIAL INTEREST

       Section 5.1 Share Certificate. No
certificates certifying the ownership of
Shares shall be issued except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. In the event that the Trustees authorize the issuance of Share certificates, such certificate shall be in the form prescribed from time to time by the Trustees and shall be signed by the President and by the Treasurer or Secretary. Such signatures may be facsimiles if the certificate is signed by a transfer or shareholder services agent or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

       Section 5.2 Loss of Certificate. In
case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe.

       Section 5.3 Discontinuance of
Issuance of Certificates. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

ARTICLE VI

INSPECTION OF BOOKS

       The Trustees shall from time to
time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees.

ARTICLE VII

JURISDICTION AND FORUM

       Each Trustee, each officer, each
Shareholder and each person beneficially owning an interest in a Share of the Trust
(whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware
Statutory Trust Act (12 Del. C. s 3801 et seq.) (the "Act"), (i) irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust, the Act, the Trust Instrument or these By-Laws or asserting a claim governed by the internal affairs (or similar) doctrine
(including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the Trust Instrument or these By-Laws, or (B) the duties (including fiduciary duties), obligations or liabilities of the Trust to the Shareholders or the Trustees, or of officers or the Trustees to the Trust, to the Shareholders or each other, or (C) the rights or powers of, or restrictions on, the Trust, the officers, the Trustees or the Shareholders, or (D) any provision of the Act or other laws of the State of Delaware pertaining to trusts made applicable to the Trust pursuant to Section 3809 of the Act, or
(E) any other instrument, document,
agreement or certificate contemplated by any provision of the Act, the Trust
Instrument or the By-Laws relating in any way to the Trust (regardless, in each case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed,
(B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and (vi) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. Any person or entity purchasing or otherwise acquiring any Shares of any Class shall be deemed to have notice of and consented to the provisions of this provision.

       If any provision or provisions of
this Article VII shall be held to be invalid, illegal or unenforceable as applied to any person or entity or circumstance for any reason whatsoever, then, to the fullest extent permitted by law, the validity, legality and enforceability of such provisions in any other circumstance and of the remaining provisions of this Article VII (including, without limitation, each portion of any sentence of this Article VII containing any such provision held to be invalid, illegal or unenforceable that is not itself held to be invalid, illegal or unenforceable), and the application of such provision to other persons or entities and circumstances, shall not in any way be affected or impaired thereby.

ARTICLE VIII

AMENDMENTS

       These By-laws may be amended
from time to time by the Trustees.

ARTICLE IX

HEADINGS

       Headings are placed in these By-
laws for convenience of reference only and, in case of any conflict, the text of these By-laws rather than the headings shall control.

Adopted: December 8-9, 2022
Amended and Restated: March 6-7, 2024